Document and Entity Information	Mar. 01, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001797318
Entity Registrant Name	AIM ETF Products Trust
Document Creation Date	Mar. 03, 2025
Document Effective Date	Mar. 03, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024